Summary of Significant Accounting Policies - Narrative (Details)	12 Months Ended
	Dec. 31, 2024 CLP ($)	Dec. 31, 2023 CLP ($)	Dec. 31, 2023 USD ($)
Summary of Significant Accounting Policies [Line Items]
Percentage of inflation	4.40%	4.80%	4.80%
Revenue of operating segments, percentage	10.00%
Profit or loss, percentage	10.00%
Percentage of combined assets operating segments	10.00%
Foreign exchange rate	$ 992	$ 884.59	$ 860
Average incremental interest rate	1.44%
Useful life measured as period of time, intangible assets other than goodwill	36 months
PD equal percentage	100.00%
Average cost to sale, percentage	5.67%	5.80%	5.80%
Net income, percentage	30.00%
Terms of employee benefits	60 years
Expected Credit Losses
Summary of Significant Accounting Policies [Line Items]
PD equal percentage	100.00%
CLF
Summary of Significant Accounting Policies [Line Items]
Foreign exchange rate	38,416.69	36,789.36	36,789.36
Banco Santander Spain | Banco Santander-Chile
Summary of Significant Accounting Policies [Line Items]
Proportion of ownership interest in subsidiary	99.80%
Banco Santander Spain | Teatinos Siglo XXi inversiones Ltda
Summary of Significant Accounting Policies [Line Items]
Proportion of ownership interest in subsidiary	100.00%
Banco Santander Spain | Santander-Chile Bank
Summary of Significant Accounting Policies [Line Items]
Proportion of ownership interest in subsidiary	67.18%